Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Asset (Details)	12 Months Ended
Dec. 31, 2022
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Estimated useful life of asset	3 years
Laboratory Equipment and Office Furniture
Property Plant And Equipment [Line Items]
Estimated useful life of asset	5 years
Manufacturing Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life of asset	5 years
Manufacturing Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life of asset	7 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful life of asset, term	Shorter of the lease term or estimated useful life